CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (2,680,259)	$ (410,766)	¥ (181,246)	¥ (186,736)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(133,439)	(20,450)	(8,075)	88,652
Other comprehensive income (loss), net of tax of nil	(133,439)	(20,450)	(8,075)	88,652
Comprehensive loss	(2,813,698)	(431,216)	(189,321)	(98,084)
Comprehensive income attributable to noncontrolling interest	(29,088)	(4,458)	(1,046)	(18,329)
Comprehensive loss attributable to 21Vianet Group, Inc.	¥ (2,842,786)	$ (435,674)	¥ (190,367)	¥ (116,413)